American Funds U.S. Government Money Market FundSM Summary prospectus December 1, 2019 (as supplemented June 30, 2020)

Class	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T
	AFAXX	AFCXX	TTMXX	AFFXX	AFGXX	USGXX	AAFXX	CCFXX	EAFXX	TSIXX
Class	529-F-1	ABLE-A	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
	FARXX	AAZXX	RAAXX	RABXX	RBEXX	RACXX	RADXX	RAGXX	RAEXX	RAFXX

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds by Capital Group or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on our website (capitalgroup.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at capitalgroup.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information, reports to shareholders and other information about the fund online at capitalgroup.com/prospectus. You can also get this information at no cost by calling (800) 421-4225 or by sending an email request to prospectus@americanfunds.com. The current prospectus and statement of additional information, each dated December 1, 2019 (and in each case, as supplemented to date), are incorporated by reference into this summary prospectus.

Investment objective The investment objective of the fund is to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity. The fund is a government money market fund that seeks to preserve the value of your investment at $1.00 per share.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3 or 529-F-1 shares of the fund. Upon selling shares of the fund or exchanging those shares for shares of other American Funds, you may qualify for certain sales charge discounts. More information about these and other discounts is available from your financial professional and in the sales charge waiver appendix to this prospectus.

Shareholder fees (fees paid directly from your investment)
Share class:	A, 529-A and ABLE-A	C and 529-C	529-E	T and 529-T	All F and 529-F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none

American Funds U.S. Government Money Market Fund / Summary prospectus     1

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%
Distribution and/or service (12b-1) fees	0.00	0.00	0.00	0.25	none	none	0.00
Other expenses[1]	0.12	0.12	0.12	0.16	0.10	0.05	0.18
Total annual fund operating expenses	0.39	0.39	0.39	0.68	0.37	0.32	0.45

Share class:	529-C	529-E	529-T	529-F-1	ABLE-A	R-1	R-2
Management fees	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%
Distribution and/or service (12b-1) fees	0.00	0.00	0.00	0.00	0.00	0.00	0.75
Other expenses[1]	0.18	0.17	0.18	0.18	0.16	0.14	0.39
Total annual fund operating expenses	0.45	0.44	0.45	0.45	0.43	0.41	1.41
Fee waiver	—	—	—	—	0.07[2]	—	—
Total annual fund operating expenses after fee waiver	0.45	0.44	0.45	0.45	0.36	0.41	1.41

Share class:	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%
Distribution and/or service (12b-1) fees	0.60	0.50	0.25	none	none	none
Other expenses[1]	0.26	0.20	0.15	0.19	0.10	0.05
Total annual fund operating expenses	1.13	0.97	0.67	0.46	0.37	0.32
[1]	Restated to reflect current fees.
[2]	Virginia529, as program administrator of ABLEAmerica, is currently waiving the fee owed to it as compensation for its oversight and administration of ABLEAmerica. This waiver will be in effect through at least December 1, 2020. Subject to the terms of its contractual arrangement with the investment adviser, Virginia529 may elect to extend, modify or terminate the waiver at that time.

2     American Funds U.S. Government Money Market Fund / Summary prospectus

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the fee waiver described above through the expiration date of such waiver and total annual operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3 or 529-F-1 shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	ABLE-A	R-1
1 year	$40	$140	$289	$69	$38	$33	$46	$146	$45	$295	$46	$37	$42
3 years	125	125	372	218	119	103	144	144	141	391	144	131	132
5 years	219	219	463	379	208	180	252	252	246	496	252	234	230
10 years	493	493	730	847	468	406	567	567	555	803	567	535	518

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$144	$115	$99	$68	$47	$38	$33		1 year	$40	$46
3 years	446	359	309	214	148	119	103		3 years	125	144
5 years	771	622	536	373	258	208	180		5 years	219	252
10 years	1,691	1,375	1,190	835	579	468	406		10 years	493	567

American Funds U.S. Government Money Market Fund / Summary prospectus     3

Principal investment strategies The fund will invest at least 99.5% of its total assets in cash, U.S. Treasury securities and other government securities guaranteed or issued by an agency or instrumentality of the U.S. government, and repurchase agreements that are fully collateralized by cash or government securities. Additionally, at least 80% of the fund’s assets will normally be invested in securities that are issued or guaranteed by the U.S. government, its agencies and instrumentalities, and repurchase agreements that are fully collateralized by government securities.

Repurchase agreements are agreements under which the fund purchases a security from a bank or broker-dealer and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased by the fund constitutes collateral for the seller’s repurchase obligation, a repurchase agreement is effectively a loan by the fund that is collateralized by the security purchased. The fund will only enter into repurchase agreements involving securities of the type (excluding any maturity limitations) in which it could otherwise invest. In practice, the fund expects to enter only into repurchase agreements that are fully collateralized by cash or U.S. government securities.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to provide current income while preserving capital and maintaining liquidity.

Principal risks This section describes the principal risks associated with investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may

4     American Funds U.S. Government Money Market Fund / Summary prospectus decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield and, given the current low interest rate environment, risks associated with rising rates are currently heightened.

Investing in repurchase agreements — Upon entering into a repurchase agreement, the fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will do so at any time. You should consider how this fund fits into your overall investment program.

American Funds U.S. Government Money Market Fund / Summary prospectus     5

Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper U.S. Government Money Market Funds Average includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Prior to April 1, 2016, the fund operated as a prime money market fund and may have invested in certain types of securities that the fund is no longer permitted to hold. Consequently, the results information below may have been different if the current investment limitations had been in effect during the period prior to the fund’s conversion to a government money market fund. Past investment results are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

6     American Funds U.S. Government Money Market Fund / Summary prospectus

Average annual total returns For the periods ended December 31, 2018 (with maximum sales charge):
Share classes (before taxes)	Inception date	1 year	5 years	Lifetime
A	5/1/2009	1.48%	0.40%	0.21%
C	5/1/2009	0.44	0.38	0.20
F-1	5/1/2009	1.15	0.27	0.14
F-2	5/1/2009	1.44	0.37	0.19
F-3	1/27/2017	1.52	N/A	1.04
529-A	5/1/2009	1.38	0.35	0.18
529-C	5/1/2009	0.38	0.35	0.18
529-E	5/1/2009	1.39	0.36	0.18
529-F-1	5/1/2009	1.38	0.35	0.18
R-1	5/1/2009	1.42	0.37	0.19
R-2	5/1/2009	0.43	0.09	0.04
R-2E	8/29/2014	0.74	N/A	0.17
R-3	5/1/2009	0.92	0.18	0.10
R-4	5/1/2009	1.16	0.28	0.15
R-5E	11/20/2015	1.38	N/A	0.55
R-5	5/1/2009	1.47	0.39	0.20
R-6	5/1/2009	1.52	0.42	0.21

Indexes	1 year	5 years	Lifetime (from Class A inception)
USTREAS T-Bill Auction Ave 3 Mon (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	2.02%	0.68%	0.40%
Lipper U.S. Government Money Market Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	1.22	0.30	0.19
For current 7-day yield information, please call American FundsLine® at (800) 325-3590.

American Funds U.S. Government Money Market Fund / Summary prospectus     7

Management

Investment adviser Capital Research and Management CompanySM

Purchase and sale of fund shares The minimum amount to establish an account for all share classes is normally $1,000 and the minimum to add to an account is $50. For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account, the minimum is $25 to establish or add to an account. For accounts with Class F-3 shares held and serviced by the fund’s transfer agent, the minimum investment amount is $1 million.

If you are a retail investor, you may sell (redeem) shares on any business day through your dealer or financial advisor or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at capitalgroup.com. Please contact your plan administrator or recordkeeper to sell (redeem) shares from your retirement plan.

Tax information Dividends you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored. Generally, redemptions, including exchanges, will not result in a capital gain or loss for federal or state income tax purposes.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

8     American Funds U.S. Government Money Market Fund / Summary prospectus

Notes

American Funds U.S. Government Money Market Fund / Summary prospectus     9

You can access the fund’s statutory prospectus or SAI at capitalgroup.com/prospectus.
MFGEIPX-059-1219P Litho in USA CGD/DFS/10044 Investment Company File No. 811-22277

Summary Prospectus Supplement June 30, 2020

For the following funds with summary prospectuses dated
August 1, 2019 – June 1, 2020 (as supplemented to date)

AMCAP Fund® (AMCAP)

American Balanced Fund® (AMBAL)

American Funds Corporate Bond Fund® (CBF)

American Funds Developing World Growth and Income FundSM (DWGI)

American Funds Emerging Markets Bond Fund® (EMBF)

American Funds Global Balanced FundSM (GBAL)
American Funds Global Insight FundSM (GIF)

American Funds Inflation Linked Bond Fund® (ILBF)
American Funds International Vantage FundSM (IVE)

American Funds Mortgage Fund®(AFMF)

American Funds Multi-Sector Income FundSM (MSI)

American Funds Strategic Bond FundSM (SBF)
American Funds U.S. Government Money Market FundSM (MMF)

American High-Income Trust® (AHIT)

American Mutual Fund® (AMF)

The Bond Fund of America® (BFA)

Capital Income Builder® (CIB)

Capital World Bond Fund® (WBF)

Capital World Growth and Income Fund® (WGI)

EuroPacific Growth Fund® (EUPAC)

Fundamental Investors® (FI)

The Growth Fund of America® (GFA)

The Income Fund of America® (IFA)

Intermediate Bond Fund of America® (IBFA)

International Growth and Income FundSM (IGI)

The Investment Company of America® (ICA)

The New Economy Fund® (NEF)

New Perspective Fund® (NPF)

New World Fund® (NWF)

Short-Term Bond Fund of America® (STBF)

SMALLCAP World Fund® (SCWF)

U.S. Government Securities Fund® (GVT)

Changes apply to all funds unless otherwise noted.

1. The following replaces the second sentence in the first paragraph of the “Fee and expenses of the fund” section of the summary prospectus for all of the funds listed above (other than AMCAP, MSI, and EUPAC) to read as follows:

In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3 or 529-F-1 shares of the fund.

2. The “Shareholder fees” table in the “Fees and expenses of the fund” section of the summary prospectus for each of the funds listed below is amended to read as follows:

• AMBAL • AMCAP • AMF • CIB • DWGI	• EUPAC • FI • GBAL • GFA • GIF	• ICA • IFA • IGI • IVE • NEF	• NPF • NWF • SCWF • WGI

Shareholder fees (fees paid directly from your investment)
Share class:	A	529-A	C and 529-C	529-E	T and 529-T	All F and 529-F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	3.50%	none	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	1.00[1]	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none	none

3. The “Shareholder fees” table in the “Fees and expenses of the fund” section of the summary prospectus for each of the funds listed below is amended to read as follows:

• AFMF • AHIT • BFA	• CBF • EMBF • GVT	• MSI • SBF • WBF

Shareholder fees (fees paid directly from your investment)
Share class:	A	529-A	C and 529-C	529-E	T and 529-T	All F and 529-F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	3.50%	none	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	1.00[1]	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none	none

4. The “Shareholder fees” table in the “Fees and expenses of the fund” section of the summary prospectus for each of the funds listed below is amended to read as follows. Except as indicated below, footnotes in the summary prospectus remain unchanged.

• IBFA	• ILBF	• STBF

Shareholder fees (fees paid directly from your investment)
Share class:	A	529-A	C and 529-C	529-E	T and 529-T	All F and 529-F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.50%	2.50%	none	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	0.75[1]	1.00[1]	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none	none

1 A contingent deferred sales charge of 0.75% for Class A shares and 1.00% for Class 529-A shares applies on certain redemptions made within 18 months following purchases of $500,000 or more for Class A and $1 million or more for Class 529-A made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

5. In the third paragraph of the “Fee and expenses of the fund” section of the summary prospectus for all of the funds listed above (other than AMCAP, MSI, and EUPAC), replace the following sentence:

You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example.

With:

You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3 or 529-F-1 shares of the fund, which are not reflected in the example.

6. The table under the heading “Example” in the “Fees and expenses of the fund” section of the summary prospectus for each of the funds listed below is amended to reflect revisions as provided.

	1 year	3 years	5 years
Class:	529-A	529-A	529-A
AMCAP	$421	$572	$737
EUPAC	435	615	810
GFA	418	563	721
GIF	452	669	904
IVE	461	697	950
NEF	431	603	789
NPF	429	597	779
NWF	452	669	904
SCWF	458	687	935
AMF	414	551	700
DWGI	480	754	1,048
FI	414	551	700
ICA	412	545	689
IGI	444	642	857
WGI	430	600	784
CIB	414	551	700
IFA	411	542	684
AMBAL	412	545	689
GBAL	436	618	815

	10 years
	With redemptions			Without redemptions
Class:	C	529-A	529-C	C	529-C
AMCAP	$1,520	$1,213	$1,290	$1,520	$1,290
EUPAC	1,688	1,374	1,455	1,688	1,455
GFA	1,475	1,178	1,255	1,475	1,255
GIF	1,812	1,577	1,616	1,812	1,616
IVE	1,902	1,677	1,716	1,902	1,716
NEF	1,643	1,328	1,410	1,643	1,410
NPF	1,599	1,305	1,382	1,599	1,382
NWF	1,897	1,577	1,658	1,897	1,658
SCWF	1,943	1,643	1,724	1,943	1,724
AMF	1,421	1,132	1,204	1,421	1,204
DWGI	2,187	1,885	1,965	2,187	1,965
FI	1,441	1,132	1,209	1,441	1,209
ICA	1,415	1,109	1,186	1,415	1,186
IGI	1,779	1,476	1,552	1,779	1,552
WGI	1,621	1,317	1,393	1,621	1,393
CIB	1,429	1,132	1,204	1,429	1,204

IFA	1,395	1,097	1,169	1,395	1,169
AMBAL	1,398	1,109	1,180	1,398	1,180
GBAL	1,680	1,385	1,461	1,680	1,461

	1 year	3 years	5 years
Class:	529-A	529-A	529-A
AFMF	$423	$578	$747
AHIT	426	587	763
BFA	414	551	700
CBF	439	635	848
EMBF	451	670	907
GVT	417	560	715
IBFA	317	459	614
ILBF	321	471	635
MSI	445	659	889
SBF	439	631	840
STBF	321	471	635
WBF	445	648	868

	10 years
	With redemptions			Without redemptions
Class:	C	529-A	529-C	C	529-C
AFMF	$1,543	$1,236	$1,313	$1,543	$1,313
AHIT	1,565	1,271	1,342	1,565	1,342
BFA	1,429	1,132	1,204	1,429	1,204
CBF	1,718	1,461	1,511	1,718	1,511
EMBF	1,895	1,586	1,667	1,895	1,667
GVT	1,480	1,167	1,244	1,480	1,244
IBFA	1,446	1,064	1,231	1,446	1,231
ILBF	1,522	1,110	1,283	1,522	1,283
MSI	1,775	1,550	1,590	1,775	1,590
SBF	1,755	1,440	1,521	1,755	1,521
STBF	1,500	1,110	1,278	1,500	1,278
WBF	1,801	1,498	1,574	1,801	1,574

7. The following is added to the end of “Market conditions” in the “Principal risks” section of the summary prospectus for each of the funds listed above to read as follows:

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Keep this supplement with your summary prospectus.

Lit. No. MFGEBS-411-0620P CGD/AFD/10039-S81142

THE FUND MAKES AVAILABLE A SPANISH TRANSLATION OF THE ATTACHED SUMMARY PROSPECTUS AND SUMMARY PROSPECTUS SUPPLEMENT IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ATTACHED ENGLISH LANGUAGE SUMMARY PROSPECTUS AND SUMMARY PROSPECTUS SUPPLEMENT ARE A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	STEVEN I. KOSZALKA
STEVEN I. KOSZALKA
SECRETARY